INCOME TAXES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Aug. 31, 2022	Aug. 31, 2021
INCOME TAXES
Current Operations	$ 212,246	$ 107,896	$ 749,160	$ 426,832
Less: valuation allowance	(212,246)	(107,896)	(749,160)	(426,832)
Net provision for Federal income taxes	$ 0	$ 0	$ 0	$ 0